Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 7,020,258	$ 5,114,489
Costs and other expenses
Total costs and other expenses	2,439,570	1,672,929
Gross Profit	4,580,688	3,441,560
Operating expenses
Selling, general and administrative	9,364,887	6,028,360
Research, development and engineering	3,252,236	2,355,056
Reversal of earnout payable – Swivel acquisition	(500,000)	0
Impairment of goodwill	2,387,193	0
Total operating expenses	14,504,316	8,383,416
Operating loss	(9,923,628)	(4,941,856)
Other income (expense)
Interest income	233	4,075
Loss on foreign currency transactions	0	(50,000)
Investment-debt security reserve	(452,821)	(60,000)
Loan transaction costs	(1,147,456)	0
Change in fair value of convertible note	(396,203)	0
Interest expense	(10,462)	(18,000)
Total other income (expense)	(2,006,709)	(123,925)
Loss before provision for income tax benefit	(11,930,337)	0
Provision for income tax benefit	20,434	0
Net loss	(11,909,903)	(5,065,781)
Comprehensive loss:
Net loss	(11,909,903)	(5,065,781)
Other comprehensive loss- Foreign translation adjustment	(242,602)	0
Comprehensive loss	$ (12,152,505)	$ (5,065,781)
Basic and Diluted Loss per Common Share (in dollars per share)	$ (1.47)	$ (0.65)
Weighted Average Shares Outstanding:
Basic and Diluted (in shares)	8,100,785	7,791,741
Service [Member]
Revenues
Total revenues	$ 1,789,720	$ 1,273,354
Costs and other expenses
Total costs and other expenses	722,152	686,175
License [Member]
Revenues
Total revenues	4,584,052	2,555,809
Costs and other expenses
Total costs and other expenses	906,417	183,199
Hardware [Member]
Revenues
Total revenues	646,486	1,285,326
Costs and other expenses
Total costs and other expenses	$ 811,001	$ 803,555